Commitments and Contingencies - Future Minimum Rental Payments to be Received (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Leased Assets [Line Items]
Lease Income	$ 356,300
2022	393,000
2022	11,050
2023	310,000
2024	252,900
2025	197,400
2026	135,400
Deferred revenue	19,973	$ 30,254
Other liabilities – non-current	60,853	56,063
Head Lease Receipts
Operating Leased Assets [Line Items]
2022	21,242
2023	21,242
2024	21,242
2025	21,242
2026	21,242
Thereafter	47,885
Total	154,095
Deferred revenue	3,700	3,700
Other liabilities – non-current	18,100	$ 21,800
Sublease payments
Operating Leased Assets [Line Items]
2022	23,934
2023	23,934
2024	23,934
2025	23,934
2026	23,934
Thereafter	53,988
Lessee, Operating Lease, Liability, to be Paid, Total	173,658
Operating lease, payments	$ 310,100